FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 476,340
Balance at the end of period	492,977	$ 476,340
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	14,731
Balance at the end of period	14,536	14,731
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,100	1,800
Effect from a business combination		7,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(200)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(200)	(300)
Purchases	600	500
Sales	(1,600)	(4,200)
Issuances	500	500
Settlements	(400)	(3,100)
Transfers into Level 3	300	300
Transfers out of Level 3	(100)	(400)
Foreign currency translation	100	(100)
Balance at the end of period	2,300	3,100
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	800	600
Effect from a business combination		400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	600	300
Sales	(500)	(300)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	900	800
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,800	900
Effect from a business combination		7,000
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(800)	(3,500)
Issuances	500	500
Settlements	(400)	(3,000)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(400)
Foreign currency translation	0	(100)
Balance at the end of period	1,100	1,800
Level 3 | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100	100
Effect from a business combination		100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	100
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	8,700	4,100
Effect from a business combination		4,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	700	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	600	200
Purchases	300	300
Sales	(1,600)	(400)
Issuances	2,400	2,400
Settlements	(1,800)	(1,900)
Transfers into Level 3	200	500
Transfers out of Level 3	(300)	(400)
Foreign currency translation	200	(100)
Balance at the end of period	8,900	8,700
Level 3 | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	200
Effect from a business combination		400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	100	100
Sales	(200)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	700
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,200	1,300
Effect from a business combination		800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	800	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	800	300
Purchases	0	0
Sales	(0)	(0)
Issuances	1,900	1,600
Settlements	(1,500)	(400)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(300)
Foreign currency translation	100	(100)
Balance at the end of period	4,200	3,200
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	1,200
Effect from a business combination		0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(0)	(1,100)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	200
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,900	1,100
Effect from a business combination		1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	200	200
Sales	(1,200)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	100	0
Balance at the end of period	2,100	2,900
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	0
Effect from a business combination		500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	100
Issuances	0	0
Settlements	(100)	(0)
Transfers into Level 3	100	300
Transfers out of Level 3	(0)	100
Foreign currency translation	0	0
Balance at the end of period	500	600
Level 3 | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,800	1,300
Effect from a business combination		700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(300)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(200)	200
Purchases	0	0
Sales	(0)	(100)
Issuances	1,300	1,300
Settlements	(1,200)	(700)
Transfers into Level 3	900	700
Transfers out of Level 3	(300)	(400)
Foreign currency translation	0	0
Balance at the end of period	3,200	2,800
Level 3 | Derivatives [Member] | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	900	300
Effect from a business combination		0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(100)
Issuances	100	500
Settlements	(300)	(100)
Transfers into Level 3	500	200
Transfers out of Level 3	(100)	(0)
Foreign currency translation	(100)	0
Balance at the end of period	1,200	900
Level 3 | Derivatives [Member] | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,100	700
Effect from a business combination		200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(300)	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	100
Purchases	0	0
Sales	(0)	(0)
Issuances	800	600
Settlements	(400)	(300)
Transfers into Level 3	300	200
Transfers out of Level 3	(200)	(300)
Foreign currency translation	0	0
Balance at the end of period	1,400	1,100
Level 3 | Derivatives [Member] | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	300
Effect from a business combination		100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(300)	(100)
Transfers into Level 3	100	300
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	$ 300	$ 600